DECOMMISSIONING LIABILITIES	9 Months Ended
Sep. 30, 2026
Provision for decommissioning, restoration and rehabilitation costs [abstract]
DECOMMISSIONING LIABILITIES

15. DECOMMISSIONING LIABILITIES

Total
As at December 31, 2025	4,872
Liabilities Incurred	20
Liabilities Settled	(155)
Unwinding of Discount on Decommissioning Liabilities (Note 6)	192
Liabilities Divested	(38)
Exchange Rate Movements	24
As at September 30, 2026	4,915
As at September 30, 2026, the undiscounted amount of estimated future cash flows required to settle the obligation was discounted using a credit-adjusted risk-free rate of 5.5 percent (December 31, 2025 – 5.5 percent) and assumes an inflation rate of two percent (December 31, 2025 – two percent).